Shareholder Report, Average Annual Return (Details)		11 Months Ended
	Jul. 31, 2023	Jun. 30, 2024
C000243319
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Alpha Macro Fund
Without Sales Load [Member] | C000243319
Average Annual Return [Line Items]
Average Annual Return, Percent		15.18%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		20.68%
Barclay Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Average Annual Return, Percent		8.07%